Loans, borrowings, cash and cash equivalents and short-term investments - Cash and cash equivalents (Details) - Brazilian interbank interest rate $ in Millions	Jun. 30, 2020 USD ($)
R$
Cash and cash equivalents
Cash and cash equivalents	$ 1,949
US$
Cash and cash equivalents
Cash and cash equivalents	9,915
Other currencies
Cash and cash equivalents
Cash and cash equivalents	$ 249